Share-based Compensation - Schedule of Summarized Information on Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) shares $ / shares	Dec. 31, 2019 CAD ($) shares $ / shares	Dec. 31, 2018 shares $ / shares
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Grant date share price (in dollars per share)	$ 1.10	$ 4.03
Exercise price (in dollars per share)	$ 1.10	$ 4.03
Expected annual dividends (in dollars per share) | $	$ 0.01	$ 0.04
Expected volatility, percent	51.93%	40.11%
Risk-free interest rate, percent	0.59%	1.64%
Expected life of stock option	4 years 10 months 24 days	4 years 10 months 24 days
Fair value per stock option (in dollars per share)	$ 0.45	$ 1.36
Stock Option Plan
Disclosure of classes of share capital [line items]
Number of stock options outstanding (in shares) | shares	5,940,871,000	2,833,342,000	2,048,115,000
Weighted average exercise price per share for options outstanding (in dollars per share)	$ 3.92	$ 7.59	$ 10.03
Stock Option Plan | 2019
Disclosure of classes of share capital [line items]
Number of stock options outstanding (in shares) | shares	303,458,000
Weighted average exercise price per share for options outstanding (in dollars per share)	$ 10.04
Weighted average remaining term	4 years 7 days
Number of stock options exercisable (in shares) | shares	303,458,000
Weighted average exercise price per share for options exercisable (in dollars per share)	$ 10.04
Stock Option Plan | 2020
Disclosure of classes of share capital [line items]
Number of stock options outstanding (in shares) | shares	519,092,000
Weighted average exercise price per share for options outstanding (in dollars per share)	$ 7.55
Weighted average remaining term	4 years 6 months 14 days
Number of stock options exercisable (in shares) | shares	519,092,000
Weighted average exercise price per share for options exercisable (in dollars per share)	$ 7.55
Stock Option Plan | 2021
Disclosure of classes of share capital [line items]
Number of stock options outstanding (in shares) | shares	1,198,126,000
Weighted average exercise price per share for options outstanding (in dollars per share)	$ 3.95
Weighted average remaining term	5 years 6 months
Number of stock options exercisable (in shares) | shares	0
Weighted average exercise price per share for options exercisable (in dollars per share)	$ 0
Stock Option Plan | 2022
Disclosure of classes of share capital [line items]
Number of stock options outstanding (in shares) | shares	1,486,191,000
Weighted average exercise price per share for options outstanding (in dollars per share)	$ 5.14
Weighted average remaining term	5 years 2 months 15 days
Number of stock options exercisable (in shares) | shares	0
Weighted average exercise price per share for options exercisable (in dollars per share)	$ 0
Stock Option Plan | 2023
Disclosure of classes of share capital [line items]
Number of stock options outstanding (in shares) | shares	1,095,838,000
Weighted average exercise price per share for options outstanding (in dollars per share)	$ 2.24
Weighted average remaining term	5 years 10 months 13 days
Number of stock options exercisable (in shares) | shares	0
Weighted average exercise price per share for options exercisable (in dollars per share)	$ 0
Stock Option Plan | 2024
Disclosure of classes of share capital [line items]
Number of stock options outstanding (in shares) | shares	1,338,166,000
Weighted average exercise price per share for options outstanding (in dollars per share)	$ 1.10
Weighted average remaining term	6 years 3 months
Number of stock options exercisable (in shares) | shares	0
Weighted average exercise price per share for options exercisable (in dollars per share)	$ 0